Regulatory Matters (Basel Regulatory Capital) (Details) - Transitional Basel III [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Bank Holding Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 Capital amount	$ 31,799	$ 31,493
Common equity Tier 1 Capital ratio	10.60%	10.60%
Tier 1 Risk-based capital amount	$ 36,101	$ 35,522
Tier 1 Risk-based capital ratio	12.00%	12.00%
US regulatory well capitalized level - Tier 1 risk-based capital ratio	6.00%	6.00%
Total Risk-based capital amount	$ 43,016	$ 43,260
Total Risk-based capital ratio	14.30%	14.60%
US regulatory well capitalized level - Total risk-based capital ratio	10.00%	10.00%
Leverage amount	$ 36,101	$ 35,522
Leverage ratio	10.10%	10.10%
PNC Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity Tier 1 Capital amount	$ 27,896	$ 27,484
Common equity Tier 1 Capital ratio	9.70%	9.70%
US regulatory well capitalized level - Common equity Tier 1 risk-based capital ratio	6.50%	6.50%
Tier 1 Risk-based capital amount	$ 29,495	$ 29,425
Tier 1 Risk-based capital ratio	10.20%	10.40%
US regulatory well capitalized level - Tier 1 risk-based capital ratio	8.00%	8.00%
Total Risk-based capital amount	$ 35,842	$ 36,482
Total Risk-based capital ratio	12.40%	12.90%
US regulatory well capitalized level - Total risk-based capital ratio	10.00%	10.00%
Leverage amount	$ 29,495	$ 29,425
Leverage ratio	8.60%	8.70%
US regulatory well capitalized level - Leverage ratio	5.00%	5.00%